Structured Entities	12 Months Ended
Oct. 31, 2023
Text Block [Abstract]
Structured Entities
Note 7: Structured Entities
We enter into certain transactions in the ordinary course of business which involve the establishment of SEs to facilitate or secure customer transactions and to obtain alternate sources of funding. We are required to consolidate a SE if we control the entity. We control a SE when we have power over the SE, exposure to variable returns as a result of our involvement, and the ability to exercise power to affect the amount of our returns.
In assessing whether we control a SE, we consider the entire arrangement to determine the purpose and design of the SE, the nature of any rights held through contractual arrangements, and whether we are acting as principal or agent.
We perform a reassessment of consolidation if facts and circumstances indicate that there have been changes to one or more of the elements of control over the SE. If the reassessment determines that we no longer control the SE, we will derecognize the related assets (including goodwill), liabilities and non-controlling
interest at their carrying amounts and recognize any consideration received or retained interest at fair value, with any difference recognized as a gain or loss in our Consolidated Statement of Income. Information regarding our basis of consolidation is included in Note 1.
Consolidated Structured Entities
Bank Securitization Vehicles
We use securitization vehicles to securitize our Canadian credit card loans, Canadian real estate lines of credit, Canadian auto loans and U.S. equipment loans in order to obtain alternate sources of funding. The structure of these vehicles limits the activities they can undertake and the types of assets they can hold, and the vehicles have limited decision-making authority. The vehicles issue term asset-backed securities (ABS) to fund their activities. We control and consolidate these vehicles, as we have the key decision-making powers necessary to obtain the majority of the benefits of their activities.

The following table presents the carrying values and fair values of assets and liabilities related to these consolidated securitization vehicles:

(Canadian $ in millions)		2023		2022
	Carrying value (1)	Fair value	Carrying value (1)	Fair value
Assets
Credit cards	9,506	9,506	8,223	8,223
Consumer instalment and other personal (2)	4,695	4,670	4,769	4,738
Business and government	–	–	125	124
Total	14,201	14,176	13,117	13,085
Associated liabilities (3)	10,376	10,177	9,274	9,072

(1)	Carrying value of loans is net of ACL.
(2)	Includes real estate lines of credit and auto loans.
(3)	Associated liabilities are recognized in securitization and structured entities’ liabilities in our Consolidated Balance Sheet.
Capital and Funding Vehicles
We sponsor the Trust established in connection with the issuance of $1,250 million 4.3% Limited Recourse Capital Notes, Series 1 (Series 1 LRCNs), $750 million 5.625% Limited Recourse Capital Notes, Series 2 (Series 2 LRCNs) and $1,000 million 7.325% Limited Recourse Capital Notes, Series 3 (Series 3 LRCNs), which holds $1,250 million of BMO issued
Non-Cumulative,
5-Year
Rate Reset Class B Preferred Shares, Series 48
(Non-Viability
Contingent Capital (NVCC)), $750 million of BMO issued
Non-Cumulative,
5-Year
Rate Reset Class B Preferred Shares, Series 49 (NVCC) and $1,000 million of BMO issued
Non-Cumulative
5-Year
Rate Reset Class B Preferred Shares, Series 51 (NVCC), issued concurrently with the Series 1,
 Series 2 and Series 3 LRCNs, respectively. We determined that we control and therefore consolidate this vehicle as we are exposed to its variable returns and have key decision-making powers over its activities. Refer to Note 16 for further information.
We have a funding vehicle, created under the covered bond program, that was established to guarantee payments due to the holders of bonds issued by us. We sell assets to this funding vehicle in exchange for an intercompany loan. Refer to Note 13 for further information on our covered bond deposit liabilities.
We have established a funding vehicle that issues commercial paper to third parties. We pledge collateral to secure the commercial paper in exchange for an intercompany loan. The amount of commercial paper issued by the vehicle totalled $6,054 million as at October 31, 2023 ($nil million as at October 31, 2022). Refer to Note 13 for further information on our commercial paper deposit liabilities.
For those vehicles that purchase assets from us or are designed to pass on our credit risk, we have determined that, based on either the rights of the arrangements or through our equity interest, we have significant exposure to the variable returns of the vehicles, and we control and therefore consolidate these vehicles. Additional information related to notes issued by, and assets sold to, these vehicles is provided in Notes 13 and 24, respectively.
Other
We have other consolidated SEs, created to meet the needs of the bank and its customers. Aside from the exposure resulting from our involvement as a sponsor, we do not have other contractual or non-contractual
arrangements that require us to provide financial support to these consolidated SEs.
Unconsolidated Structured Entities
The table below presents amounts related to our interests in unconsolidated SEs:

(Canadian $ in millions)			2023			2022
	Customer securitization vehicles (1)	Capital vehicles	Other securitization vehicles	Customer securitization vehicles (1)	Capital vehicles	Other securitization vehicles
Interests recorded in our Consolidated Balance Sheet
Financial Assets
Cash and cash equivalents	184	5,182	–	68	3,483	–
Trading securities	518	–	3,346	573	–	1,795
FVTPL securities	23	–	–	119	–	–
FVOCI securities	1,393	–	–	1,079	–	–
Derivatives	23	–	–	–	–	–
Other	9	–	100	11	–	80
Total	2,150	5,182	3,446	1,850	3,483	1,875
Financial Liabilities
Deposits	184	5,182	–	68	3,483	–
Derivatives	–	–	–	17	–	–
Other	–	79	–	–	48	–
Total	184	5,261	–	85	3,531	–
Maximum exposure to loss (2)	21,740	1	3,446	20,141	1	1,875
Total assets of the entities	13,936	5,260	30,877	12,364	3,531	11,845

(1)
Securities held that are issued by our Canadian and U.S. customer securitization vehicles are comprised of asset-backed commercial paper (ABCP) and are classified as either trading securities, FVTPL securities or FVOCI securities.

(2)	Maximum exposure to loss represents securities held, undrawn liquidity facilities, any remaining unfunded committed amounts to the BMO funded vehicle, derivative assets and other assets.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

Customer Securitization Vehicles
We sponsor customer securitization vehicles (also referred to as bank-sponsored multi-seller conduits) that provide our customers with alternate sources of funding through the securitization of their assets. These vehicles provide clients with access to financing either from BMO or in the ABCP markets by allowing them to either sell their assets directly into the vehicle or indirectly by selling an interest in the securitized assets into the vehicle, which then issues ABCP to either investors or BMO to fund the purchases. The sellers remain responsible for servicing the transferred assets and are first to absorb any losses realized on those assets. We are not responsible for servicing or absorbing the first loss and none of the sellers are affiliated with BMO. We earn fees for providing services related to the securitizations, including liquidity, distribution and financial arrangement fees for supporting the ongoing operations of the vehicles. We have determined that we act as agent on behalf of the sellers and therefore do not control these vehicles.
We provide liquidity facilities to the market-funded vehicles, which may require that we provide them with additional financing if certain events occur. The total committed and undrawn amounts under these liquidity facilities, as well as the undrawn amount under the liquidity facility related to BMO funded vehicles, as at October 31, 2023 was $
19,775 million ($18,359
million as at October 31, 2022). This is included within commitments outlined in Note 24. Our interests in these vehicles as at October 31, 2023 and 2022 have been included in the Unconsolidated Structured Entities table above.
Capital Vehicles
We also use capital vehicles to pass our credit risk to security holders of the vehicles. In these situations, we are not exposed to significant default or credit risk. Our remaining exposure to variable returns is less than that of the note holders in these vehicles, who are exposed to our default and credit risk. We are not required to consolidate these vehicles.
Other Securitization Vehicles
Other securitization vehicles involve holdings in asset-backed securitizations. Where we sponsor SEs that securitize MBS into CMO, we may have interests through our holdings of CMO but we do not consolidate the SEs, as we do not have power to direct their relevant activities. These include government-sponsored agency securities such as U.S. government agency issuances. In determining whether we are a sponsor of a SE, we consider both qualitative and quantitative factors, including the purpose and nature of the entity, and our initial and continuing involvement. Subsequent to the securitization, we sell the CMO to third parties. Our maximum exposure to loss is limited to our on-balance
sheet investments in these entities, included in the Unconsolidated Structured Entities table above.
Where the asset-backed instruments in these securitizations are transferred to third parties, but we do not substantially transfer all risks and rewards of ownership to the third-party investors, we continue to recognize the transferred assets with the related cash proceeds recorded as secured financing in our Consolidated Balance Sheet in securitization and structured entities’ liabilities. As at October 31, 2023, these transferred assets were carried at fair value totalling $
3,127 million ($1,385
million as at October 31, 2022), with $
1,781 million ($323 million as at October 31, 2022) recognized in securitization and structured entities’ liabilities, also carried at fair value.
Where the asset-backed instruments in these securitizations are transferred to third parties and qualify for derecognition, we record the related gains or losses in non-interest
revenue, trading revenues (losses). We may also retain an interest in the CMO sold, which represents our continuing involvement. As at October 31, 2023, we held retained interests of $
219 million ($410 million as at October 31, 2022) carried at fair value in our Consolidated Balance Sheet in securities, trading.
During the year ended October 31, 2023, we sold $11,779 million of MBS to these sponsored securitization vehicles ($8,342 million in 2022) and divested all interests in the securitized MBS, with any gains and losses recorded in non-interest
revenue, trading revenues (losses).
We retain residual interests in certain commercial mortgage loans that have been either purchased or originated in the United States and then sold and derecognized through bank-sponsored SEs, which securitize these loans into MBS. During the year ended October 31, 2023, we sold and derecognized $1,170 million of these loans ($2,142 million in 2022) and recognized a gain of $25 million ($3 million in 2022). The carrying values of our retained interests classified as loans carried at amortized cost were $100 million as at October 31, 2023 ($80 million as at October 31, 2022). Fair value was equal to carrying value on these dates.
BMO Managed Funds
We have established a number of funds that we also manage. We assess whether or not we control these funds based on the economic interest we have in the funds, including investments in the funds and management fees earned from the funds, and any investors’ rights to remove us as investment manager. We consolidate only those funds that we control. Our total interest in unconsolidated BMO managed funds was $870 million as at October 31, 2023 ($948 million as at October 31, 2022), with $181 million included in FVTPL securities and $689 million included in trading securities in our Consolidated Balance Sheet as at October 31, 2023 ($185 million and $763 million, respectively, as at October 31, 2022).
Other Structured Entities
We purchase and hold investments in a variety of third-party SEs, including exchange-traded funds, mutual funds, limited partnerships, investment trusts, LIHTC entities, and government-sponsored ABS vehicles, which are recorded in securities in our Consolidated Balance Sheet. We are considered to have an interest in these entities through our holdings and because we may act as a counterparty in certain derivatives contracts. We are not the investment manager or the sponsor of any of these entities. We are generally a passive investor and do not have power over the key decision-making activities of these entities. Our maximum exposure to loss from our investments is limited to the carrying amounts of our investments in these entities and any unutilized commitment we have provided.

Sponsored Structured Entities
We may be deemed to be the sponsor of a SE if we are involved in its design, legal set-up
or marketing. We may also be deemed to be the sponsor of a SE if market participants would reasonably associate the entity with us. Any interests in securitization vehicles we have sponsored are disclosed in the Unconsolidated Structured Entities table above.

Financial Support Provided to Structured Entities

During the years ended October 31, 2023 and 2022, we did not provide any financial or non-financial
support to any consolidated or unconsolidated SEs when we were not contractually obligated to do so. Furthermore, we have no intention of providing such support in the future.